Derivative Financial Instruments and Risk Management Policies - Country Risk (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of financial liabilities [line items]
Borrowings	€ 27,349
Proportion of net financial debt held (as a percent)	8.80%
Telefonica Hispanoamerica
Disclosure of financial liabilities [line items]
Borrowings	€ 2,420
Net repatriation of funds to Spain	247
Net repatriation of funds from dividends received	544
Net repatriation of funds, loan payments	€ 307